Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of defined benefit plans [line items]
2023	$ 145
2024	151
2025	156
2026	161
2027	167
2028 to 2032	875
Pension
Disclosure of defined benefit plans [line items]
2023	128
2024	133
2025	138
2026	142
2027	148
2028 to 2032	769
Other post-retirement
Disclosure of defined benefit plans [line items]
2023	17
2024	18
2025	18
2026	19
2027	19
2028 to 2032	$ 106